Other operating income - Narrative (Details) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Sep. 30, 2017 USD ($) trial phase	Jul. 31, 2018 GBP (£)	Jul. 31, 2017 GBP (£)	Jul. 31, 2018 GBP (£)	Jul. 31, 2017 GBP (£)	Aug. 31, 2018 USD ($)
Disclosure of operating segments [line items]
Income recognized in respect of BARDA | £		£ 2,022,000	£ 0	£ 5,305,000	£ 0
BARDA
Disclosure of operating segments [line items]
Cost sharing arrangement, initial portion	$ 32
Cost sharing arrangement, additional portion						$ 12
Cost sharing arrangement, total committed amount						$ 44
Number of phases included in contract | phase	2
BARDA | Ridinilazole
Disclosure of operating segments [line items]
Number of clinical trials | trial	2
BARDA | Top of range
Disclosure of operating segments [line items]
Cost sharing arrangement, contractual amount	$ 62